SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Supplemental Cash Flow Information
Non-cash investing and financing activities for the years ended December 31, 2020, 2019 and 2018 are presented below:

	2020	2019	2018
Unpaid acquisition of PPE	304,531	1,812,174	644,507
Principal payment of financial lease (1)	190,969	203,173	213,551
Capitalization of finance costs	-	607,452	-

(1) Cancelled through compensation with trade receivables with the creditor. See Note 13.